AT THE MARKET OFFERING (Details) (USD $)	12 Months Ended	2 Months Ended	0 Months Ended
	Sep. 30, 2013	Jun. 30, 2013 Sales Agency Agreement Sandler O'Neill & Partners, L.P.	May 07, 2013 Sales Agency Agreement Sandler O'Neill & Partners, L.P. Maximum
At the market offering
Aggregate gross sales price of shares of common stock that may be sold under the agreement			$ 10,000,000
Aggregate number of shares of common stock (in shares)	13,653	13,653
Weighted average price (in dollar per share)		$ 10.60
Proceeds from issuance of common stock, net of commissions		140,000
Commissions		$ 4,000